Equity (Details) - Schedule of share capital - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Capital [Abstract]
Issued and paid-up share capital as at December 31	258,564	257,376
Authorized share capital	500,000	500,000